Warrants - Schedule of Public and private placement warrants outstanding (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 5.33
Expiration date	Mar. 19, 2031
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	5,833,333
Exercise price of warrants	$ 11.50
Expiration date	Aug. 24, 2026
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding | shares	181,667
Exercise price of warrants	$ 11.50
Expiration date	Aug. 24, 2026